COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 29, 2012
COMMITMENTS AND CONTINGENCIES

NOTE G – COMMITMENTS AND CONTINGENCIES

Operating Leases: The Company leases retail stores and other facilities and equipment under operating lease agreements. Facility leases typically are for a fixed non-cancellable term with one or more renewal options. In addition to minimum rentals, there are certain executory costs such as real estate taxes, insurance and common area maintenance on most of the facility leases. Many lease agreements contain tenant improvement allowances, rent holidays, and/or rent escalation clauses. For purposes of recognizing incentives and minimum rental expenses on a straight-line basis over the terms of the leases, the Company uses the date of initial possession to begin amortization.

Deferred rent liability for tenant improvement allowances and rent holidays are recognized and amortized over the terms of the related leases as a reduction of rent expense. Rent related accruals totaled approximately $262.7 million and $254 million at December 29, 2012 and December 31, 2011, respectively. The short-term and long-term components of these liabilities are included in Accrued expenses and Other long-term liabilities, respectively, on the Consolidated Balance Sheets. For scheduled rent escalation clauses during the lease terms or for rental payments commencing at a date other than the date of initial occupancy, the Company records minimum rental expenses on a straight-line basis over the terms of the leases.

Certain leases contain provisions for additional rent to be paid if sales exceed a specified amount, though such payments have been immaterial during the years presented.

Future minimum lease payments due under the non-cancelable portions of leases as of December 29, 2012 include facility leases that were accrued as store closure costs and are as follows.

(In thousands)
2013	$467,126
2014	400,317
2015	325,509
2016	246,738
2017	178,929
Thereafter	533,054

2,151,673
Less sublease income	48,389

Total	$2,103,284

Rent expense, including equipment rental, was $429.0 million, $447.1 million and $469.4 million in 2012, 2011, and 2010, respectively. Rent expense was reduced by sublease income of $4.6 million in 2012, $3.0 million in 2011 and $2.8 million in 2010.

Legal Matters: The Company is involved in litigation arising in the normal course of business. While, from time to time, claims are asserted that make demands for a large sum of money (including, from time to time, actions which are asserted to be maintainable as class action suits), the Company does not believe that contingent liabilities related to these matters (including the matters discussed below), either individually or in the aggregate, will materially affect the Company’s financial position, results of operations or cash flows.

In addition, in the ordinary course of business, sales to and transactions with government customers may be subject to lawsuits, investigations, audits and review by governmental authorities and regulatory agencies, with which the Company cooperates. Many of these lawsuits, investigations, audits and reviews are resolved without material impact to the Company. While claims in these matters may at times assert large demands, the Company does not believe that contingent liabilities related to these matters, either individually or in the aggregate, will materially affect our financial position, results of our operations or cash flows. In addition to the foregoing, State of California et. al. ex. rel. David Sherwin v. Office Depot was filed in Superior Court for the State of California, Los Angeles County, and unsealed on October 19, 2012. This lawsuit relates to allegations regarding certain pricing practices in California under a now expired agreement that was in place between January 2, 2006 and January 1, 2011, pursuant to which state, local and non-profit agencies purchased office supplies (the “Purchasing Agreement”) from us. This action seeks as relief monetary damages. This lawsuit, which is now pending in the United States District Court for the Central District of California after a Notice of Removal filed by the Company. We believe that adequate provisions have been made for probable losses on one claim in this matter and such amounts are not material. However, in light of the early stages of the other claims and the inherent uncertainty of litigation, we are unable to reasonably determine the full effect of the potential liability in the matter. Office Depot intends to vigorously defend itself in this lawsuit and filed motions to dismiss. Additionally, during the first quarter of 2011, we were notified that the United States Department of Justice (“DOJ”) commenced an investigation into certain pricing practices related to the Purchasing Agreement. We have cooperated with the DOJ on this matter.